The Company, Business Activities and Basis of Presentation - Summary of Activity in Gross and Net Accounts Receivable Balances and Reserves (Detail)	9 Months Ended
Sep. 30, 2017 USD ($)
The Company, Business Activities and Basis of Presentation [Line Items]
Gross and net accounts receivable, Beginning Balance	$ 128,969
Amounts Recognized Upon Delivery	2,915,160
Settlements Upon Adjudication	(1,910,757)
Gross and net accounts receivable, Ending Balance	1,133,372
Accounts Receivable Gross [Member]
The Company, Business Activities and Basis of Presentation [Line Items]
Gross and net accounts receivable, Beginning Balance	128,969
Amounts Recognized Upon Delivery	12,510,526
Settlements Upon Adjudication	(5,649,054)
Gross and net accounts receivable, Ending Balance	6,990,441
Reserve for Contractual Discounts [Member]
The Company, Business Activities and Basis of Presentation [Line Items]
Amounts Recognized Upon Delivery	(4,545,128)
Settlements Upon Adjudication	2,399,458
Gross and net accounts receivable, Ending Balance	(2,145,670)
Reserve for Aged Non-patient Receivables [Member]
The Company, Business Activities and Basis of Presentation [Line Items]
Amounts Recognized Upon Delivery	(598,532)
Settlements Upon Adjudication	70,950
Gross and net accounts receivable, Ending Balance	(527,582)
Reserve for Estimated Patient Receivables [Member]
The Company, Business Activities and Basis of Presentation [Line Items]
Amounts Recognized Upon Delivery	(90,931)
Settlements Upon Adjudication	1,072
Gross and net accounts receivable, Ending Balance	(89,859)
Reserve for Other Payer-specific Sales Allowances [Member]
The Company, Business Activities and Basis of Presentation [Line Items]
Amounts Recognized Upon Delivery	(4,360,775)
Settlements Upon Adjudication	1,266,817
Gross and net accounts receivable, Ending Balance	$ (3,093,958)